Administrative expenses (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Services received from third parties	S/ 743,362	S/ 648,176	S/ 608,020
Taxes and contributions	37,928	34,993	30,943
Rental expenses	5,072	92,085	91,601
Total	S/ 786,362	S/ 775,254	S/ 730,564